TAXES ON INCOME (Loss (Income) from Continuing Operations Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ (4,531)	$ (3,808)	$ (1,931)
Foreign	590	350	774
Income loss before taxes	$ (3,941)	$ (3,458)	$ (1,157)